Property, Plant and Equipment	12 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment

Our property, plant and equipment consists of the following at the dates indicated:

	Estimated	March 31,
Description	Useful Lives	2018	2017
		(in thousands)
Natural gas liquids terminal and storage assets	2-30 years	$238,487	$207,825
Pipeline and related facilities	30-40 years	243,616	248,582
Refined products terminal assets and equipment	15-25 years	6,736	6,736
Vehicles and railcars	3-25 years	121,159	117,377
Water treatment facilities and equipment	3-30 years	601,139	557,100
Crude oil tanks and related equipment	2-30 years	218,588	203,003
Barges and towboats	5-30 years	92,712	91,037
Information technology equipment	3-7 years	30,749	34,662
Buildings and leasehold improvements	3-40 years	147,442	131,234
Land		51,816	40,125
Tank bottoms and line fill (1)		20,118	24,462
Other	3-20 years	11,794	37,481
Construction in progress		77,596	87,476
		1,861,952	1,787,100
Accumulated depreciation		(343,345)	(257,657)
Net property, plant and equipment		$1,518,607	$1,529,443

(1)
Tank bottoms, which are product volumes required for the operation of storage tanks, are recorded at historical cost. We recover tank bottoms when the storage tanks are removed from service. Line fill, which represents our portion of the product volume required for the operation of the proportionate share of a pipeline we own, is recorded at historical cost.

Amounts in the table above do not include property, plant and equipment and accumulated depreciation related to the Retail Propane segment, as these amounts have been classified as held for sale within our consolidated balance sheet (see Note 17).

The following table summarizes depreciation expense and capitalized interest expense for the periods indicated:

	Year Ended March 31,
	2018	2017	2016
	(in thousands)
Depreciation expense	$100,576	$90,474	$111,703
Capitalized interest expense	$182	$6,887	$4,012

Amounts in the table above do not include depreciation expense and capitalized interest related to the Retail Propane segment, as these amounts have been classified within discontinued operations within our consolidated statements of operations (see Note 17).

We record losses (gains) from the sales of property, plant and equipment and any write-downs in value due to impairment within (gain) loss on disposal or impairment of assets, net in our consolidated statement of operations. The following table summarizes losses (gains) on the disposal or impairment of property, plant and equipment by segment for the periods indicated:

	Year Ended March 31,
	2018	2017	2016
	(in thousands)
Crude Oil Logistics (1)	$(3,144)	$8,124	$54,952
Water Solutions	8,117	7,169	1,485
Liquids	639	92	(2,992)
Refined Products and Renewables	15	91	3,080
Corporate	8	(1)	—
Total	$5,635	$15,475	$56,525

(1)
Amounts for the year ended March 31, 2018 primarily relate to losses from the disposal of certain assets and the write-down of other assets, offset by a gain related to the sale of excess pipe. Amounts for the year ended March 31, 2017 primarily relate to losses from the sale of certain assets, including excess pipe. Amounts for the year ended March 31, 2016 primarily relate to the write-down of pipe we no longer expected to use in our originally planned pipeline from Colorado to Oklahoma.